Schedule of Investments - March 31, 2020
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United Kingdom	27.49%
United States	12.40%
Germany	10.90%
Netherlands	10.58%
France	8.96%
Japan	8.16%
Switzerland	4.02%
Canada	3.18%
Italy	3.11%
Sweden	2.95%
Brazil	1.94%
Taiwan	1.58%
Finland	1.53%
Cayman Islands	1.51%
Ireland	1.04%
Denmark	0.47%
Short-term securities and liabilities in excess of other assets	0.18%
* Based on country of risk.

COMMON STOCKS - 99.82%	Shares Held	Value
COMMUNICATION SERVICES - 3.01%
Wireless Telecommunication Services - 3.01%
Vodafone Group PLC (v)	35,446	$49,037
TOTAL COMMUNICATION SERVICES		49,037

CONSUMER DISCRETIONARY - 5.20%
Auto Components - 2.68%
Magna International, Inc.	1,372	43,794

Automobiles - 1.67%
Bayerische Motoren Werke AG (v)	641	27,182

Specialty Retail - 0.85%
Kingfisher PLC (v)	7,866	13,817
TOTAL CONSUMER DISCRETIONARY		84,793

CONSUMER STAPLES - 12.23%
Beverages - 4.35%
Britvic PLC (v)	2,100	18,200
Heineken Holding NV (v)	677	52,758
		70,958
Food & Staples Retailing - 1.28%
Tesco PLC (v)	7,396	20,886

Food Products - 2.06%
Ezaki Glico Company Ltd. (v)	800	33,502

Household Products - 2.25%
Henkel AG & Company KGaA (v)	500	36,729

Personal Products - 1.82%
Unilever PLC (v)	588	29,653

Tobacco - 0.47%
Scandinavian Tobacco Group (r) (v)	757	7,601
TOTAL CONSUMER STAPLES		199,329

ENERGY - 8.78%
Energy Equipment & Services - 3.69%
Frank's International NV (a)	17,957	46,509
Subsea 7 SA (v)	2,900	13,698
		60,207
Oil, Gas & Consumable Fuels - 5.09%
Cairn Energy PLC (a) (v)	23,436	22,216
Cenovus Energy, Inc.	4,000	8,072
Kosmos Energy Ltd. (a)	5,768	5,166
Royal Dutch Shell PLC (v)	1,527	26,480
Total SA (v)	560	21,100
		83,034
TOTAL ENERGY		143,241

FINANCIALS - 29.38%
Banks - 13.43%
ABN AMRO Bank NV (r) (v)	3,500	28,401
AIB Group PLC (a) (v)	7,500	8,316
Bank of Ireland Group PLC (v)	4,600	8,575
Barclays PLC (v)	24,617	27,975
BNP Paribas SA (v)	1,184	34,567
ING Groep NV (v)	5,067	25,964
Royal Bank of Scotland Group PLC (v)	10,100	13,927
Societe Generale SA (v)	2,031	33,272
UniCredit SpA (v)	4,900	37,910
		218,907
Capital Markets - 1.95%
Credit Suisse Group AG (a) (v)	3,948	31,866

Insurance - 14.00%
Enstar Group Ltd. (a)	389	61,871
Global Indemnity Ltd.	968	24,684
RSA Insurance Group PLC (v)	4,926	25,706
Tokio Marine Holdings, Inc. (v)	1,800	82,358
Zurich Insurance Group AG (v)	96	33,725
		228,344
TOTAL FINANCIALS		479,117

HEALTH CARE - 11.79%
Health Care Equipment & Supplies - 5.65%
Koninklijke Philips NV (v)	948	38,922
Medtronic PLC	590	53,206
		92,128
Pharmaceuticals - 6.14%
Bayer AG (v)	760	43,547
GlaxoSmithKline PLC (v)	2,309	43,326
Sanofi (v)	153	13,246
		100,119
TOTAL HEALTH CARE		192,247

INDUSTRIALS - 20.40%
Aerospace & Defense - 9.19%
Airbus SE (v)	680	43,848
BAE Systems PLC (v)	11,575	74,370
Embraer SA - ADR (a)	4,269	31,591
		149,809
Air Freight & Logistics - 2.60%
Royal Mail PLC (v)	27,529	42,437

Industrial Conglomerates - 4.31%
Siemens AG (v)	840	70,337

Machinery - 4.04%
CNH Industrial NV (v)	1,759	10,018
CNH Industrial NV	7,653	42,933
Danieli & C Officine Meccaniche SpA (v)	1,842	12,873
		65,824
Professional Services - 0.26%
Hudson Global, Inc. (a)	499	4,266
TOTAL INDUSTRIALS		332,673

INFORMATION TECHNOLOGY - 7.50%
Communications Equipment - 2.95%
Telefonaktiebolaget LM Ericsson (v)	5,944	48,116

Electronic Equipment, Instruments & Components - 2.97%
Hitachi Ltd. (v)	600	17,236
TE Connectivity Ltd.	495	31,175
		48,411
Semiconductors & Semiconductor Equipment - 1.58%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	540	25,807
TOTAL INFORMATION TECHNOLOGY		122,334

MATERIALS - 1.53%
Chemicals - 1.53%
Tikkurila Oyj (v)	2,253	25,009
TOTAL MATERIALS		25,009

Total common stocks (Cost $2,375,608)		1,627,780

Total long-term investments (Cost $2,375,608)		1,627,780
	Principal
SHORT-TERM INVESTMENTS - 1.12%	Amount
Time Deposits - 1.12%
Brown Brothers Harriman & Co., 0.15%, 04/01/2020*	$18,257	18,257
Total short-term investments (Cost $18,257)		18,257

Total investments - 100.94% (Cost $2,393,865)		1,646,037

Liabilities in excess of other assets - (0.94)%		(15,355)

Net assets - 100.00%		$1,630,682

(a)	- Non-income producing security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $36,002, which represented 2.21% of net assets.

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,248,706, which represented 76.58% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$379,074
Time Deposits	18,257
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	49,037
Consumer Discretionary	40,999
Consumer Staples	199,329
Energy	83,494
Financials	392,562
Health Care	139,041
Industrials	253,883
Information Technology	65,352
Materials	25,009
Level 3 --- Significant unobservable inputs	-

Total Investments	$1,646,037

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.